UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7614

        Nuveen Georgia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Premium Income Municipal Fund (NPG)
	February 28, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.4% (0.9% of Total Investments)
$ 1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$673,110
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 18.9% (12.5% of Total Investments)
1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	A	1,063,320
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 –
	AMBAC Insured
2,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	A1	1,738,180
	Project, Series 2007, 5.000%, 7/01/39
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	A1	1,589,246
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 –
	SYNCORA GTY Insured
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	A1	707,042
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AA–	1,719,200
	Building, Series 2004, 5.250%, 5/01/15 – MBIA Insured
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	A3	1,187,576
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,500	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC,	12/15 at 100.00	A3	1,422,915
	Series 2005A, 5.000%, 12/01/34 – SYNCORA GTY Insured

9,465	Total Education and Civic Organizations			9,427,479

	Health Care – 20.9% (13.8% of Total Investments)
800	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	BBB	649,720
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	AA	469,875
	Center, Series 2007, 5.000%, 1/01/27 – MBIA Insured
2,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	AA	1,847,960
	Medical Center, Series 2002, 5.125%, 1/01/32 – MBIA Insured
900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB	720,972
	Center, Series 2004, 5.250%, 12/01/22
3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aa3	2,388,870
	Center Project, Series 2002, 5.200%, 7/01/32 – MBIA Insured
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/13 at 101.00	Aa3	1,032,121
	Center, Series 2003, 5.000%, 7/01/19 – MBIA Insured
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aa2	1,080,479
	2004, 5.000%, 7/01/20 – MBIA Insured
900	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	716,031
	2007, 5.250%, 10/01/35
1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	A3	872,170
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	605,340
	Medical Center, Series 2007, 5.000%, 10/01/33

12,000	Total Health Care			10,383,538

	Housing/Multifamily – 1.5% (1.0% of Total Investments)
1,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa1	759,060
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured

	Housing/Single Family – 1.8% (1.2% of Total Investments)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	903,582
	12/01/22 (Alternative Minimum Tax)

	Industrials – 1.0% (0.7% of Total Investments)
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AA–	509,205
	5.000%, 7/01/22 – MBIA Insured

	Materials – 1.4% (1.0% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	715,640
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General – 17.8% (11.7% of Total Investments)
540	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	445,889
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
2,215	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	2,259,499
100	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	106,649
210	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	222,205
1,000	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16	8/12 at 100.00	AAA	1,085,940
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,154,680
610	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, Trust 2868,	2/18 at 100.00	Aaa	641,159
	13.019%, 2/01/36 (IF)
2,500	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	2,492,975
	5.000%, 2/01/33
500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	N/R	434,530
	3/01/23 – SYNCORA GTY Insured

8,675	Total Tax Obligation/General			8,843,526

	Tax Obligation/Limited – 23.7% (15.6% of Total Investments)
420	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%, 12/01/23 –	12/17 at 100.00	AAA	411,852
	AGC Insured
265	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	N/R	238,876
	(Alternative Minimum Tax)
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds,	1/14 at 100.00	AAA	2,103,380
	Performing Arts Center, Series 2004, 5.000%, 1/01/22
3,860	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series	10/19 at 100.00	AA–	4,067,089
	1993, 5.625%, 10/01/26 – MBIA Insured
905	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose	5/19 at 100.00	AAA	906,683
	Project, Series 2009, 5.375%, 5/01/32 – AGC Insured
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	2,868,476
	Facilities Projects, Series 2002A, 5.375%, 8/01/17
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa3	1,179,270
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured

11,050	Total Tax Obligation/Limited			11,775,626

	Transportation – 4.7% (3.1% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – FSA Insured	1/15 at 100.00	AAA	2,326,961

	U.S. Guaranteed – 24.3% (16.0% of Total Investments) (4)
735	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and	1/13 at 100.00	N/R (4)	830,080
	Light Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
3,165	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aa3 (4)	3,497,357
	(Pre-refunded 6/01/11)
500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.125%, 10/01/31	10/10 at 101.00	AAA	537,170
	(Pre-refunded 10/01/10) – MBIA Insured
1,000	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	A– (4)	1,081,030
	(Pre-refunded 10/01/10)
1,750	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	N/R (4)	1,899,240
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	1/17 at 100.00	A+ (4)	28,397
	5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured
3,750	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	2/12 at 102.00	AAA	4,221,599
	Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) –
	MBIA Insured

10,925	Total U.S. Guaranteed			12,094,873

	Utilities – 10.2% (6.7% of Total Investments)
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	AA–	991,300
	5.000%, 1/01/25 – MBIA Insured
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	A+	1,064,885
	5.500%, 1/01/20 – FGIC Insured
1,000	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AA–	1,021,870
	5.000%, 11/01/20 – MBIA Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	AA	1,008,280
	2003A, 5.000%, 1/01/22 – MBIA Insured
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B,	7/17 at 100.00	BBB–	979,572
	5.000%, 7/01/31

5,175	Total Utilities			5,065,907

	Water and Sewer – 23.9% (15.8% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
1,225	5.000%, 11/01/24 – FSA Insured	11/14 at 100.00	AAA	1,245,678
500	5.000%, 11/01/37 – FSA Insured	11/14 at 100.00	AAA	484,420
2,490	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AAA	2,475,434
	8/01/35 – FSA Insured
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aa3	347,341
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa3	499,280
150	5.000%, 6/01/37	6/18 at 100.00	Aa3	148,643
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	Aa2	875,377
	Series 2007, 5.000%, 6/01/37 – MBIA Insured
750	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	743,258
	4/01/37 – FSA Insured
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AA–	2,000,427
	FGIC Insured
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AAA	1,176,340
	12/01/21 – FSA Insured
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series	1/19 at 100.00	AA–	1,033,710
	2008, 5.500%, 1/01/38
890	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa3	881,901
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – FSA Insured

11,680	Total Water and Sewer			11,911,809

$ 75,660	Total Investments (cost $76,634,915) – 151.5%			75,390,316

	Other Assets Less Liabilities – 4.4%			2,183,274

	Preferred Shares, at Liquidation Value – (55.9)% (5)			(27,800,000)

	Net Assets Applicable to Common Shares – 100%			$49,773,590

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of February 28, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$75,390,316	$ —	$75,390,316

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2009, the cost of investments was $76,619,929.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,439,962
Depreciation	(3,669,575)

Net unrealized appreciation (depreciation) of investments	$(1,229,613)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of February 28, 2009. Subsequent to February 28, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.9%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2009